Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Basic and Diluted Loss per Share:
Loss Per Common Share

NOTE 3 – LOSS PER COMMON SHARE

The Company utilizes the guidance per ASC 260, “Earnings per Share.”  Basic earnings per share are calculated by dividing income/loss available to stockholders by the weighted average number of common stock shares outstanding during each period. Our Series A, Series E and Series E-1 Preferred Stockholders (related parties) receive certain dividends or dividend equivalents that are considered participating securities and our loss per share is computed using the two-class method. For Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD, pursuant to the two-class method, as a result of the net loss attributable to common stockholders, losses were not allocated to the participating securities.

Diluted earnings per share are computed using the weighted average number of common stock shares and dilutive common stock equivalents outstanding during the period. Dilutive common stock equivalents consist of shares of common stock issuable upon the conversion of preferred stock, convertible notes, unvested equity awards and the exercise of stock options and warrants (calculated using the modified treasury stock method).  Such securities, shown below, presented on a common stock equivalent basis and outstanding as of September 26, 2020 and September 28, 2019 have not been included in the diluted earnings per share computations, as their inclusion would be anti-dilutive due to the Company’s net loss as of September 26, 2020 and September 28, 2019:

	September 26,	September 28,
	2020	2019
Convertible preferred shares	8,064,732	7,688,175
Warrants	1,015,934	925,935
Restricted shares – unvested	212,815	495,690
Long term incentive plan (2019 LTIP)	370,000	380,000
Options	76,500	79,560
Total	9,739,981	9,569,360

NOTE 3 – LOSS PER COMMON SHARE

The Company utilizes the guidance per ASC 260, “Earnings per Share”.  Basic earnings per share are calculated by dividing income/loss available to stockholders by the weighted average number of common stock shares outstanding during each period. Our Series A preferred stock holders receive certain dividends or dividend equivalents that are considered participating securities and our loss per share is computed using the two-class method. Diluted earnings per share are computed using the weighted average number of common stock shares and dilutive common share equivalents outstanding during the period. Dilutive common stock share equivalents consist of common shares issuable upon the conversion of preferred stock, certain equity awards and the exercise of stock options and warrants (calculated using the modified treasury stock method).  Such securities, shown below, presented on a common share equivalent basis and outstanding as of the end of Fiscal 2019 and Fiscal 2018, have been excluded from the per share computations since their inclusion would be anti-dilutive:

	Fiscal 2019	Fiscal 2018
Warrants	925,935	925,935
Long term incentive plan (LTIP)	365,000	—
Options	76,500	111,400
Convertible preferred shares	7,785,766	7,395,404
Restricted shares - unvested	590,440	572,256
Total	9,743,641	9,004,995